                                                                                                        October 5, 2011

Dreyfus Intermediate Municipal Bond Fund, Inc.
Dreyfus Municipal Money Market Fund, Inc.
Dreyfus New York AMT-Free Municipal Money Market Fund, Inc.
Dreyfus New York Tax-Exempt Bond Fund, Inc.
Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.
Dreyfus Premier GNMA Fund, Inc. -Dreyfus GNMA Fund
Strategic Funds, Inc. -Dreyfus Select Managers Large Cap Growth Fund -Dreyfus Select Managers Small Cap Growth Fund

The Statement of Additional Information for the funds listed above, dated September 1, 2011, as revised or amended October 1, 2011, is effective only with respect to these funds, notwithstanding information appearing therein that relates to other funds, which information is of no effect.  Information on such other funds may be obtained by calling your financial adviser, or writing to a fund at 144 Glenn Curtiss Boulevard, Uniondale, New York  11556-0144, visiting www.dreyfus.com  or calling at 1-800-DREYFUS (1-516-794-5452 outside the U.S.).